Financial Risk Factors - Schedule of Financial Risk Factors (Details) - CAD ($)	Jan. 31, 2021	Jul. 31, 2020
Within 1 Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	$ 5,132,964	$ 4,562,856
1-2 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	202,344	517,149
2-5 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
5+ Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | Within 1 Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	4,424,706	4,562,856
Accounts Payable and Accrued Liabilities [Member] | 1-2 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | 2-5 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Accounts Payable and Accrued Liabilities [Member] | 5+ Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Short Terms Loans [Member] | Within 1 Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	333,258
Short Terms Loans [Member] | 1-2 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount		306,878
Short Terms Loans [Member] | 2-5 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Short Terms Loans [Member] | 5+ Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Government Grants [Member] | Within 1 Year [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Government Grants [Member] | 1-2 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	202,344	210,271
Government Grants [Member] | 2-5 Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Government Grants [Member] | 5+ Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount
Carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	5,110,139	5,061,306
Carrying amount [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	4,424,706	4,562,856
Carrying amount [member] | Short Terms Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	333,258	306,878
Carrying amount [member] | Government Grants [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	191,294	191,572
Contractual Cash Flows [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	533,480	5,080,005
Contractual Cash Flows [Member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	4,424,201	4,562,856
Contractual Cash Flows [Member] | Short Terms Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	333,258	306,878
Contractual Cash Flows [Member] | Government Grants [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	$ 202,344	$ 210,271